CULLEN HIGH DIVIDEND EQUITY FUND, CULLEN INTERNATIONAL HIGH DIVIDEND FUND,
CULLEN SMALL CAP VALUE FUND, CULLEN VALUE FUND AND CULLEN EMERGING MARKET HIGH DIVIDEND FUND
SEMIANNUAL REPORTS 12-31-12

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: 6/30

Date of reporting period: six months ended 12/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund
Cullen Value Fund
Cullen Emerging Markets High Dividend Fund

SEMI-ANNUAL REPORT

December 31, 2012

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

February 25, 2013

Dear Shareholder:

Retail Class Performance for the six months ended December 31, 2012 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) and Retail Class Performance from September 1, 2012 (commencement of operations) through December 31, 2012 for the Cullen Value Fund (“Value Fund”) and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	2.39%
Standard & Poors 500 Index	5.95%

Cullen International High Dividend Fund	12.51%
MSCI EAFE Index	14.05%

Cullen Small Cap Value Fund	4.62%
Russell 2500 Value Index	10.23%

Cullen Value Fund	–0.20%*
Standard & Poors 500 Index	–0.38%*

Cullen Emerging Markets High Dividend Fund	4.45%*
MSCI Emerging Markets Index	5.58%*

* Commenced operations September 1, 2012.

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 42-53 of this annual report.

Portfolio Review—High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poor’s 500 Index (“S&P 500”) during the period was primarily due to stock selection decisions, most notably within the Information Technology, Telecommunications, and Industrials sectors. The Fund’s relative underperformance was also impacted by our overweight allocation to the Consumer Staples and Telecommunications Services sectors and underweight allocation to the Consumer Discretionary. Partially offsetting the allocation effect was the Fund’s underweight allocation to the Information Technology Sector.

Portfolio Review—International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to sector allocation decisions, most notably within the Financials, Telecommunication Services, and Health Care sectors. The Fund’s relative underperformance was also impacted by stock selection effects in the Utilities sector with stock selection effects in the Industrials and Telecommunication Services sectors partially offsetting the aforementioned impact.

1

CULLEN FUNDS TRUST

Portfolio Review—Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2500 Value Index during the period was primarily due to stock selection decisions, most notably within the Telecommunication Services, Consumer Discretionary, and Energy sectors. The Fund’s relative underperformance was also impacted by our overweight allocation to the Health Care sector.

Portfolio Review—Value Fund

The Value Fund’s performance relative to the Standard & Poor’s 500 Index (“S&P 500”) during the period was primarily due to stock selection decisions, most notably within the Materials and Industrials sectors with the negative effect partially offset by stock selection decisions in the Health Care and Information Technology sectors.

Portfolio Review—Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s relative performance versus the MSCI Emerging Markets Index (“MSCI EM”) during the period was primarily due to sector allocation decisions, most notably from its overweight allocation to Telecommunication Services and underweight allocation to the Financials. The negative sector allocation effect was partially offset by stock selection effect, most notably in the Industrials and Information Technology sectors.

Outlook

As was the case last year at this time, we again think markets have discounted much of the downside risks, and there is potential for solid stock market returns in the year ahead. The attractiveness of equities rests on three legs: continued negative sentiment, a pick-up in global economic activity and attractive stock valuations. We also think the strong financial position of corporations continues to be under-appreciated by the market in terms of the performance implications for common stocks. Once again, we expect high levels of volatility will continue until greater clarity emerges, in particular around the wrangling that will accompany the continued unfolding of the policies required to put the U.S. on a sustainable fiscal trajectory. A properly balanced policy thus has the most potential for upside equity market performance. Over the long-term, we continue to believe the current uncertainty creates a window of opportunity — particularly for those who are able to bear the short-term volatility.

To elaborate briefly, first, sentiment continues to be unfavorable toward the stock market, as a “risk” asset. Cumulatively over the last five years, over $1.1 trillion has flowed into bond funds while about $500 billion has flowed out of equity funds, with both these flows accelerating since mid-2011. This risk aversion sentiment is not limited to the retail investor. Since 2005, pension funds’ allocation has moved from 60% equity/28% fixed income to 38% equity/41% fixed income. Since 2002, endowments’ allocation to equities has dropped from 50% to 33%, with “alternatives” (i.e. high-fee hedge funds) rising from 24% to an astounding 53%, given their promise to manage volatility. The market has clearly climbed the proverbial wall of worry these past several years.

2

CULLEN FUNDS TRUST

Second, a quick look around the world’s economies suggests a pick-up in growth over the coming year. Many of the heightened risks that faced investors seem to have become more balanced in recent months, such as the U.S. fiscal budget negotiations, debt financing issues facing many European countries, and China’s slowdown. Since October, U.S. purchasing manager indices (PMIs) have surprised on the upside, while inflation has come in lower than expected. In addition, the Organization for Economic Co-operation and Development’s Global Leading Economic Indicators have also hooked up pointing to a reacceleration of global growth. From all this, economists are expecting global growth approaching 3% in 2013. US growth is expected in the same range, with acceleration throughout the year as we move beyond fiscal cliff drags, with a housing recovery contributing to growth along with other forms of pent-up demand.

One market scenario which would appear to have a higher degree of certainty for investors is the positive dividend trends for U.S. corporations. In 2012 companies in the S&P 500 paid approximately $281.5 billion in dividends, a record and 13.6% above the previous record of $247.9 billion paid in 2008. Despite the new tax compromise and slightly higher dividend and capital gain tax rates, 2013 is expected to be another record payout. There are approximately 403 dividend payers in the S&P 500, the most since November of 1999. Still there is much room for growth, payout ratios are well below historic averages, finishing the year around 30%, while corporate fundamentals are strong, balance sheets are attractive, and cash levels remain near record highs.

The yield on the S&P 500 is approximately 2.25% and over 50% of the index companies exceed the yield on the 10 year treasury, 1.75%. The S&P 500 dividend yield is now higher than the yield on Treasuries for the first time in 50 years. Equally provocative is the fact that dividend yields today are now comparable to investment-grade bond yields, a condition which has not been observed since the index was started in the mid 1980’s. After years of market volatility, recession, underperformance, and a few bubbles investors are leery and skeptical of investing in stocks. The aging population and retiring baby boomers are looking for less risk and more yield, they continue to plow money into bond funds despite dismal yields and very little room for capital appreciation. Through November, bond mutual fund and exchange-traded funds have attracted $348 billion in new assets; while equity mutual funds and exchanged-traded funds have watched $66 billion flow out.

Investor demand for yield, the lack of attractive alternatives, and managements’ changing attitudes on utilizing cash have led to the beginning of a long term trend favoring dividend paying stocks. The dividend discipline has been a driver of total return throughout market history, arguably the most important factor in share price performance over time.

Sincerely,

James P. Cullen
Chairman and Chief Executive Officer

3

CULLEN FUNDS TRUST

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks in emerging economies. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/13)

4

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited)
December 31, 2012

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
December 31, 2012

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Cullen International High Dividend Fund
Actual
Retail Class	$1,000.00	$1,125.10	$6.70	1.25%
Class C	$1,000.00	$1,120.00	$10.69	2.00%
Class I	$1,000.00	$1,125.60	$5.36	1.00%
Class R1	$1,000.00	$1,122.00	$9.36	1.75%
Class R2	$1,000.00	$1,223.20	$8.03	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.90	$6.36	1.25%
Class C	$1,000.00	$1,015.12	$10.16	2.00%
Class I	$1,000.00	$1,020.16	$5.09	1.00%
Class R1	$1,000.00	$1,016.38	$8.89	1.75%
Class R2	$1,000.00	$1,017.64	$7.63	1.50%
Cullen High Dividend Equity Fund
Actual
Retail Class	$1,000.00	$1,023.90	$5.10	1.00%
Class C	$1,000.00	$1,020.20	$8.91	1.75%
Class I	$1,000.00	$1,025.20	$3.83	0.75%
Class R1	$1,000.00	$1,020.70	$7.64	1.50%
Class R2	$1,000.00	$1,022.50	$6.37	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,020.16	$5.09	1.00%
Class C	$1,000.00	$1,016.38	$8.89	1.75%
Class I	$1,000.00	$1,021.42	$3.82	0.75%
Class R1	$1,000.00	$1,017.64	$7.63	1.50%
Class R2	$1,000.00	$1,018.90	$6.36	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$1,046.20	$6.45	1.25%
Class C	$1,000.00	$1,042.30	$10.30	2.00%
Class I	$1,000.00	$1,046.50	$5.16	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.90	$6.36	1.25%
Class C	$1,000.00	$1,015.12	$10.16	2.00%
Class I	$1,000.00	$1,020.16	$5.09	1.00%

6

CULLEN FUNDS TRUST

EXPENSE EXAMPLE (Unaudited) – Continued
December 31, 2012

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Cullen Value Fund(2)
Actual
Retail Class	$1,000.00	$1,002.00	$3.35	1.00%
Class C	$1,000.00	$999.00	$5.85	1.75%
Class I	$1,000.00	$1,002.60	$2.51	0.75%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,013.37	$3.36	1.00%
Class C	$1,000.00	$1,010.86	$5.88	1.75%
Class I	$1,000.00	$1,014.21	$2.52	0.75%
Cullen Emerging Markets
High Dividend Fund(2)
Actual
Retail Class	$1,000.00	$1,084.20	$4.35	1.25%
Class C	$1,000.00	$1,081.20	$6.96	2.00%
Class I	$1,000.00	$1,085.90	$3.49	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,012.53	$4.20	1.25%
Class C	$1,000.00	$1,010.03	$6.72	2.00%
Class I	$1,000.00	$1,013.37	$3.36	1.00%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent one-half year period (except for Cullen Value Fund and Cullen Emerging Markets High Dividend Fund actual return information which reflect the 122 day period, from commencement of investment operations through December 31, 2012).
(2)	Commenced operation on September 1, 2012.
7

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS—93.8%
Australia—5.8%
BHP Billiton Ltd.	118,500	$4,565,407
Sonic Healthcare Ltd.	385,000	5,329,398
Treasury Wine Estates Ltd.	341,700	1,664,198
		11,559,003
Bermuda—1.5%
North Atlantic Drilling Ltd.	282,000	2,942,918
Brazil—1.2%
Cia Energetica de Minas Gerais – ADR	91,000	988,260
Cia Siderurgica Nacional SA – ADR	245,100	1,446,090
		2,434,350
Canada—3.8%
Canadian Oil Sands Ltd.	145,500	2,959,470
Primaris Retail Real Estate Investment Trust	114,550	3,093,766
RioCan Real Estate Investment Trust	52,800	1,460,976
		7,514,212
China—2.8%
PetroChina Co., Ltd. – ADR	39,000	5,607,420
France—7.1%
GDF Suez	155,400	3,194,766
Sanofi	65,950	6,214,587
Total SA – ADR	93,500	4,862,935
		14,272,288
Germany—9.7%
Bayer AG	48,350	4,588,017
Deutsche Post AG	224,700	4,923,469
Muenchener Rueckversicherungs AG	29,700	5,331,573
Siemens AG	42,800	4,643,823
		19,486,882

The accompanying notes are an integral part of these financial statements.

8

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

Hong Kong—4.0%
BOC Hong Kong Holdings Ltd.	1,521,500	$4,730,855
Stella International Holdings Ltd.	1,175,500	3,184,877
		7,915,732
Indonesia—2.1%
Telekomunikasi Indonesia Persero Tbk PT	4,550,000	4,272,633
Israel—1.7%
Israel Chemicals Ltd.	279,000	3,334,331
Mexico—2.7%
Industrias Penoles SAB de CV	108,200	5,457,670
Netherlands—2.8%
Unilever NV	148,000	5,668,400
Norway—1.6%
Statoil ASA	127,950	3,200,045
Singapore—5.7%
Fraser and Neave Ltd.	287,000	2,278,990
Singapore Telecommunications Ltd.	1,625,000	4,389,914
United Overseas Bank Ltd.	291,500	4,727,285
		11,396,189
South Africa—2.2%
MTN Group Ltd.	206,000	4,315,612
South Korea—2.0%
KT&G Corp.	53,545	4,041,226
Switzerland—13.3%
ABB Ltd. – ADR (a)	237,000	4,927,230
Nestle SA	81,100	5,284,601
Novartis AG – ADR	92,300	5,842,590
Roche Holding AG	26,700	5,371,235
Zurich Insurance Group AG (a)	19,750	5,255,726
		26,681,382
Taiwan—2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,602,229	5,351,982

The accompanying notes are an integral part of these financial statements.

9

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

United Kingdom—21.1%
AstraZeneca PLC – ADR	54,150	$2,559,671
BAE Systems PLC	838,000	4,586,205
British American Tobacco PLC – ADR	54,600	5,528,250
Diageo PLC – ADR	12,750	1,486,395
HSBC Holdings PLC	701,483	7,357,975
HSBC Holdings PLC – ADR	9,650	512,126
Reckitt Benckiser Group PLC	86,400	5,444,299
Royal Dutch Shell PLC, Class B	103,200	3,646,258
Smiths Group PLC	273,150	5,284,713
Tesco PLC	6,550	35,751
Vodafone Group PLC – ADR	235,000	5,919,650
		42,361,293
Total Common Stocks
(Cost $164,112,100)		187,813,568
SHORT-TERM INVESTMENTS—8.6%
Money Market Fund—8.6%
Dreyfus Cash Management Fund
(Cost $17,322,684)	17,322,684	17,322,684
TOTAL INVESTMENTS—102.4%
(Cost $181,434,784)		205,136,252
Liabilities in Excess of Other Assets—(2.4%)		(4,879,857)
TOTAL NET ASSETS—100.0%		$200,256,395

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

10

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$187,813,568	$—	$—	$187,813,568
Money Market Fund	17,322,684	—	—	17,322,684
Total	$205,136,252	$—	$—	$205,136,252

The accompanying notes are an integral part of these financial statements.

11

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

At December 31, 2012, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stocks
Basic Materials	9.7%	$19,391,515
Communications	9.4	18,897,809
Consumer, Cyclical	1.6	3,184,876
Consumer, Non-cyclical	27.2	54,470,600
Energy	11.6	23,219,046
Financial	17.3	34,749,274
Industrial	12.2	24,365,440
Technology	2.7	5,351,982
Utilities	2.1	4,183,026
Total Foreign Common Stocks	93.8	187,813,568
Short-Term Investments	8.6	17,322,684
TOTAL INVESTMENTS	102.4	205,136,252
Liabilities in Excess of Other Assets	(2.4)	(4,879,857)
TOTAL NET ASSETS	100.0%	$200,256,395

The accompanying notes are an integral part of these financial statements.

12

CULLEN FUNDS TRUST

CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of December 31, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

13

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS—90.8%
Aerospace & Defense—5.5%
Boeing Co.	597,700	$45,042,672
Raytheon Co.	1,321,000	76,036,760
		121,079,432
Banks—5.6%
HSBC Holdings PLC – ADR (a)	1,291,380	68,533,537
JPMorgan Chase & Co.	1,261,630	55,473,871
		124,007,408
Beverages—2.4%
Diageo PLC – ADR (a)	445,000	51,878,100
Chemicals—1.7%
EI du Pont de Nemours & Co.	832,600	37,442,022
Communications Equipment—3.0%
Cisco Systems, Inc.	3,353,520	65,896,668
Distributors—1.7%
Genuine Parts Co.	598,890	38,077,426
Diversified Telecommunications Services—5.2%
AT&T, Inc.	1,953,100	65,839,001
Verizon Communications, Inc.	1,119,300	48,432,111
		114,271,112
Electric—4.1%
Dominion Resources, Inc.	697,600	36,135,680
NextEra Energy, Inc.	775,940	53,687,289
		89,822,969
Food Products—5.3%
HJ Heinz Co.	939,730	54,203,626
Kraft Foods Group, Inc.	597,773	27,180,738
Mondelez International, Inc., Class A	1,367,380	34,827,169
		116,211,533
Household Products—5.4%
Kimberly-Clark Corp.	764,080	64,511,274
Unilever NV (a)	1,395,440	53,445,352
		117,956,626

The accompanying notes are an integral part of these financial statements.

14

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

Industrial Conglomerates—6.0%
3M Co.	709,600	$65,886,360
General Electric Co.	3,111,500	65,310,385
		131,196,745
Insurance—3.0%
Travelers Companies, Inc.	925,230	66,450,019
Oil & Gas—11.2%
Chevron Corp.	647,200	69,988,208
ConocoPhillips	1,362,000	78,982,380
PetroChina Co., Ltd. – ADR (a)	271,700	39,065,026
Royal Dutch Shell PLC, Class B – ADR (a)	831,800	58,966,302
		247,001,916
Pharmaceuticals—12.5%
AstraZeneca PLC – ADR (a)	1,240,550	58,640,799
Eli Lilly & Co.	1,619,300	79,863,876
Johnson & Johnson	950,430	66,625,143
Merck & Co., Inc.	1,731,110	70,871,643
		276,001,461
Real Estate Investment Trusts (REITs)—5.0%
HCP, Inc.	1,175,880	53,126,258
Health Care REIT, Inc.	946,870	58,033,662
		111,159,920
Semiconductors—2.5%
Intel Corp.	2,668,000	55,040,840
Software—2.6%
Microsoft Corp.	2,109,450	56,385,599
Tobacco—5.5%
Altria Group, Inc.	2,218,950	69,719,409
Philip Morris International, Inc.	609,500	50,978,580
		120,697,989
Wireless Telecommunication Services—2.6%
Vodafone Group PLC – ADR (a)	2,273,510	57,269,717

The accompanying notes are an integral part of these financial statements.

15

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value
Total Common Stocks
(Cost $1,702,284,959)		$1,997,847,502
SHORT-TERM INVESTMENTS—10.4%
Money Market Fund—10.4%
Dreyfus Cash Management Fund
(Cost $229,823,577)	229,823,577	229,823,577
TOTAL INVESTMENTS—101.2%
(Cost $1,932,108,536)		2,227,671,079
Liabilities in Excess of Other Assets—(1.2%)		(25,793,701)
TOTAL NET ASSETS—100.0%		$2,201,877,378

Percentages are stated as a percent of net assets.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.

(a) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

16

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,997,847,502	$—	$—	$1,997,847,502
Money Market Fund	229,823,577	—	—	229,823,577
Total	$2,227,671,079	$—	$—	$2,227,671,079

The accompanying notes are an integral part of these financial statements.

17

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of December 31, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

18

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS—91.4%
Aerospace & Defense—2.2%
Spirit Aerosystems Holdings, Inc., Class A (a)	10,700	$181,579
Airlines—4.5%
Copa Holdings SA, Class A (b)	3,650	362,992
Auto Parts & Equipment—4.4%
BorgWarner, Inc. (a)	2,450	175,469
WABCO Holdings, Inc. (a)	2,800	182,532
		358,001
Banks—5.8%
Bank of The Ozarks, Inc.	8,250	276,128
CVB Financial Corp.	18,250	189,800
		465,928
Biotechnology—3.0%
Charles River Laboratories International, Inc. (a)	6,400	239,808
Commercial Services—3.6%
Lender Processing Services, Inc.	12,000	295,440
Electrical Components & Equipment—3.1%
Hubbell, Inc., Class B	3,000	253,890
Electronics—7.5%
Avnet, Inc. (a)	10,450	319,875
Itron, Inc. (a)	6,450	287,348
		607,223
Engineering & Construction—4.6%
KBR, Inc.	12,450	372,504
Hand/Machine Tools—3.5%
Lincoln Electric Holdings, Inc.	5,850	284,778
Healthcare Products—4.0%
Alere, Inc. (a)	17,450	322,825
Healthcare Services—3.8%
Community Health Systems, Inc.	10,050	308,937

The accompanying notes are an integral part of these financial statements.

19

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

Insurance—3.0%
WR Berkley Corp.	6,500	$245,310
Machinery–Diversified—3.5%
Babcock & Wilcox Co.	10,750	281,649
Metal Fabricate/Hardware—3.4%
RTI International Metals, Inc. (a)	9,850	271,466
Mining—4.0%
HudBay Minerals, Inc. (b)	31,900	321,233
Miscellaneous Manufacturing—4.2%
ITT Corp.	14,650	343,689
Oil & Gas—3.3%
Cimarex Energy Co.	4,550	262,672
Pharmaceuticals—3.9%
Omnicare, Inc.	8,850	319,484
Restaurants—3.1%
Cracker Barrel Old Country Store, Inc.	3,900	250,614
Retail—3.6%
Ascena Retail Group, Inc. (a)	15,900	293,991
Savings & Loans—3.0%
ViewPoint Financial Group, Inc.	11,700	244,998
Telecommunications—3.2%
NII Holdings, Inc. (a)	36,050	257,037
Transportation—3.2%
Tidewater, Inc.	5,850	261,378
Total Common Stocks
(Cost $6,436,904)		7,407,426

The accompanying notes are an integral part of these financial statements.

20

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS—10.4%
Money Market Fund—10.4%
Dreyfus Cash Management Fund
(Cost $842,527)	842,527	$842,527
TOTAL INVESTMENTS—101.8%
(Cost $7,279,431)		8,249,953
Liabilities in Excess of Other Assets—(1.8%)		(147,834)
TOTAL NET ASSETS—100.0%		$8,102,119

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

21

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2012 there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$7,407,426	$—	$—	$7,407,426
Money Market Fund	842,527	—	—	842,527
Total	$8,249,953	$—	$—	$8,249,953

The accompanying notes are an integral part of these financial statements.

22

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of December 31, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

23

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS—90.5%
Aerospace & Defense—6.0%
Boeing Co.	8,750	$659,399
Raytheon Co.	11,500	661,940
		1,321,339
Auto Parts & Equipment—3.2%
BorgWarner, Inc. (a)	4,750	340,195
Johnson Controls, Inc.	11,820	362,874
		703,069
Banks—11.0%
BB&T Corp.	20,850	606,944
Citigroup, Inc.	10,600	419,336
JPMorgan Chase & Co.	16,650	732,100
Wells Fargo & Co.	19,200	656,255
		2,414,635
Chemicals—1.9%
Mosaic Co.	7,350	416,231
Communications Equipment—2.9%
Cisco Systems, Inc.	32,600	640,590
Diversified Telecommunications Services—2.8%
AT&T, Inc.	18,150	611,837
Electronics—3.2%
Thermo Fisher Scientific, Inc.	10,900	695,201
Engineering & Construction—2.0%
KBR, Inc.	14,730	440,722
Healthcare Products—6.1%
Covidien PLC	11,820	682,487
Medtronic, Inc.	16,150	662,473
		1,344,960
Healthcare Services—3.6%
Aetna, Inc.	17,130	793,119

The accompanying notes are an integral part of these financial statements.

24

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

Household Products—1.0%
Unilever NV (b)	5,750	$220,225
Industrial Conglomerates—5.3%
3M Co.	5,670	526,460
ABB Ltd. – ADR (a)(b)	30,350	630,977
		1,157,437
Insurance—5.7%
Allstate Corp.	8,600	345,462
Chubb Corp.	6,150	463,218
MetLife, Inc.	13,480	444,031
		1,252,711
Media—2.8%
Walt Disney Co.	12,500	622,375
Mining—1.8%
Newmont Mining Corp.	8,500	394,740
Oil & Gas—11.5%
ConocoPhillips	11,220	650,648
Devon Energy Corp.	10,750	559,430
Royal Dutch Shell PLC, Class B – ADR (b)	9,150	648,644
Suncor Energy, Inc. (b)	20,150	664,546
		2,523,268
Oil & Gas Services—3.3%
Halliburton Co.	20,650	716,349
Pharmaceuticals—7.9%
Johnson & Johnson	3,100	217,310
Merck & Co., Inc.	15,150	620,241
Novartis AG – ADR (b)	13,950	883,035
		1,720,586
Software—5.7%
Microsoft Corp.	21,100	564,003
Oracle Corp.	20,200	673,064
		1,237,067

The accompanying notes are an integral part of these financial statements.

25

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value
Transportation—2.8%
CSX Corp.	30,450	$600,779
Total Common Stocks
(Cost $19,746,822)		19,827,240
SHORT-TERM INVESTMENTS—9.3%
Money Market Fund—9.3%
Dreyfus Cash Management Fund
(Cost $2,048,358)	2,048,358	2,048,358
TOTAL INVESTMENTS—99.8%
(Cost $21,795,180)		21,875,598
Other Assets in Excess of Liabilities—0.2%		40,959
TOTAL NET ASSETS—100.0%		$21,916,557

Percentages are stated as a percent of net assets.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

26

CULLEN FUNDS TRUST

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$19,827,240	$—	$—	$19,827,240
Money Market Fund	2,048,358	—	—	2,048,358
Total	$21,875,598	$—	$—	$21,875,598

The accompanying notes are an integral part of these financial statements.

27

CULLEN FUNDS TRUST

CULLEN VALUE FUND (Unaudited)
Top 10 Industries – As of December 31, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

28

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS—94.3%
Brazil—7.2%
Cia de Bebidas das Americas – ADR	1,820	$76,421
Cia de Saneamento Basico do Estado de Sao Paulo – ADR	455	38,024
Cia Energetica de Minas Gerais – ADR	2,900	31,494
Cia Siderurgica Nacional SA – ADR	10,000	59,000
Cielo SA – ADR	1,450	41,833
		246,772
Canada—1.5%
Pacific Rubiales Energy Corp.	2,250	52,313
China—5.0%
China Shenhua Energy Co., Ltd., Class H	2,000	8,760
Great Wall Motor Co., Ltd., Class H	21,000	66,245
Industrial & Commercial Bank of China Ltd., Class H	18,000	12,773
PetroChina Co., Ltd. – ADR	130	18,691
PetroChina Co., Ltd., Class H	45,000	63,748
		170,217
Colombia—1.0%
Ecopetrol SA – ADR	540	32,222
Hong Kong—10.2%
AIA Group Ltd.	19,000	74,153
BOC Hong Kong Holdings Ltd.	15,000	46,640
China Mobile Ltd. – ADR	1,320	77,509
CNOOC Ltd.	6,000	12,990
CNOOC Ltd. – ADR	60	13,200
Stella International Holdings Ltd.	20,000	54,188
Television Broadcasts Ltd.	9,500	70,966
		349,646
Indonesia—6.9%
Indo Tambangraya Megah Tbk PT	5,000	21,556
Lippo Karawaci Tbk PT	670,000	69,520
Ramayana Lestari Sentosa Tbk PT	680,000	86,081
Telekomunikasi Indonesia Persero Tbk PT	64,000	60,099
		237,256

The accompanying notes are an integral part of these financial statements.

29

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

Israel—1.7%
Israel Chemicals Ltd.	2,000	$23,902
Israel Chemicals Ltd. – ADR	2,800	33,992
		57,894
Kenya—1.6%
Safaricom Ltd.	912,500	53,583
Luxembourg—1.9%
Tenaris SA – ADR	1,540	64,557
Malaysia—2.7%
Axiata Group Bhd	23,000	49,565
Berjaya Sports Toto Bhd	30,000	43,656
		93,221
Mexico—5.5%
Grupo Financiero Santander Mexico
SAB de CV – ADR (a)	5,880	95,138
Industrias Penoles SAB de CV	1,850	93,315
		188,453
Nigeria—1.4%
Zenith Bank PLC	395,000	49,302
Panama—2.5%
Copa Holdings SA, Class A	870	86,522
Philippines—4.5%
Alliance Global Group, Inc.	195,000	79,591
Philippine Long Distance Telephone Co.	1,000	61,613
Philippine Long Distance Telephone Co. – ADR	205	12,569
		153,773
Russia—3.7%
Gazprom OAO – ADR	2,350	22,866
Lukoil OAO – ADR	1,560	105,300
		128,166
Singapore—1.2%
Ascendas India Trust	69,000	42,364

The accompanying notes are an integral part of these financial statements.

30

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value

South Africa—4.7%
Bidvest Group Ltd.	1,700	$43,212
MTN Group Ltd.	3,700	77,514
Reunert Ltd.	1,000	8,888
Sasol Ltd. – ADR	740	32,035
		161,649
South Korea—4.6%
Hyundai Motor Co.	440	89,802
KT&G Corp.	900	67,926
		157,728
Taiwan—11.1%
Advanced Semiconductor Engineering, Inc. – ADR	22,240	95,186
Chunghwa Telecom Co., Ltd. – ADR	780	25,225
Kinsus Interconnect Technology Corp.	20,000	62,743
Pacific Hospital Supply Co., Ltd.	24,000	68,432
Siliconware Precision Industries Co. – ADR	6,800	36,312
Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	5,360	91,978
		379,876
Thailand—5.8%
CS Loxinfo PCL	159,200	51,002
Major Cineplex Group PCL	176,000	109,317
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund	79,890	39,697
		200,016
Turkey—4.6%
Pinar SUT Mamulleri Sanayii AS	10,000	90,249
Turkcell Iletisim Hizmetleri AS – ADR (a)	4,190	67,627
		157,876
United Kingdom—4.6%
SABMiller PLC	1,680	77,097
Standard Chartered PLC	3,150	79,656
		156,753

The accompanying notes are an integral part of these financial statements.

31

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

	Shares	Value
United States—0.4%
Southern Copper Corp.	345	$13,062
Total Common Stocks
(Cost $3,072,336)		3,233,221
SHORT-TERM INVESTMENTS—8.5%
Money Market Fund—8.5%
Dreyfus Cash Management Fund
(Cost $292,063)	292,063	292,063
TOTAL INVESTMENTS—102.8%
(Cost $3,364,399)		3,525,284
Liabilities in Excess of Other Assets—(2.8%)		(97,088)
TOTAL NET ASSETS—100.0%		$3,428,196

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR –	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

32

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of December 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$3,233,221	$—	$—	$3,233,221
Money Market Fund	292,063	—	—	292,063
Total	$3,525,284	$—	$—	$3,525,284

The accompanying notes are an integral part of these financial statements.

33

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

At December 31, 2012, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stocks
Basic Materials	6.5%	$223,271
Communications	17.7	607,273
Consumer, Cyclical	15.6	535,809
Consumer, Non-cyclical	15.9	544,762
Energy	11.2	383,680
Financial	14.9	509,243
Industrial	4.0	136,188
Technology	6.5	223,477
Utilities	2.0	69,518
Total Foreign Common Stocks	94.3	3,233,221
Short-Term Investments	8.5	292,063
TOTAL INVESTMENTS	102.8	3,525,284
Liabilities in Excess of Other Assets	(2.8)	(97,088)
TOTAL NET ASSETS	100.0%	$3,428,196

The accompanying notes are an integral part of these financial statements.

34

CULLEN FUNDS TRUST

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of December 31, 2012

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

35

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2012 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Assets:
Investments in securities, at value	$205,136,252	$2,227,671,079	$8,249,953
Cash	218,364	5,286,824	—
Foreign currencies, at value (cost of $2,926)	3,037	—	—
Receivable due from Investment Adviser	—	—	17,687
Receivable for Fund shares sold	126,525	480,691	—
Receivable for foreign exchange contracts	22,353	—	—
Dividends and interest receivable	654,793	5,986,846	—
Prepaid expenses and other assets	43,979	90,510	25,443
Total assets	206,205,303	2,239,515,950	8,293,083
Liabilities:
Payable to Custodian	—	—	100,340
Payable to Investment Adviser	111,822	1,157,350	—
Payable for Fund shares redeemed	—	327,210	—
Payable for securities purchased	5,684,141	34,856,967	—
Payable for foreign exchange contacts	4,472	—	—
Distribution fees payable	12,146	143,525	749
Accrued Trustees’ fees	14,192	14,232	14,224
Other accrued expenses and other liabilities	122,135	1,139,288	75,651
Total liabilities	5,948,908	37,638,572	190,964

Net assets	$200,256,395	$2,201,877,378	$8,102,119
Net assets consist of:
Paid in capital	$199,687,402	$1,977,101,794	$7,705,220
Undistributed net investment income (loss)	(24,235)	829,578	(1,207)
Accumulated net realized gain (loss) on investments and foreign
currency related transactions	(23,111,046)	(71,616,537)	(572,416)
Net unrealized appreciation (depreciation) on investments and
foreign currency related transactions	23,704,274	295,562,543	970,522

Net assets	$200,256,395	$2,201,877,378	$8,102,119
Retail Class:
Net assets applicable to outstanding Retail Class shares	$48,760,304	$424,988,677	$2,730,648
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,837,142	30,602,476	212,552
Net asset value, offering price and redemption price per share	$10.08	$13.89	$12.85
Class C:
Net assets applicable to outstanding Class C shares	$2,289,432	$62,055,082	$194,839
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	227,696	4,481,817	15,396
Net asset value, offering price and redemption price per share	$10.05	$13.85	$12.66
Class I:
Net assets applicable to outstanding Class I shares	$149,050,653	$1,713,172,028	$5,176,632
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	14,696,402	123,351,423	400,392
Net asset value, offering price and redemption price per share	$10.14	$13.89	$12.93
Class R1:
Net assets applicable to outstanding Class R1 shares	$89,408	$1,222,381	$—
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	7,809	97,330	—
Net asset value, offering price and redemption price per share	$11.45	$12.56	$—
Class R2:
Net assets applicable to outstanding Class R2 shares	$66,598	$439,210	$—
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,853	34,604	—
Net asset value, offering price and redemption price per share	$11.38	$12.69	$—
Investments, at identified cost	$181,434,784	$1,932,108,536	$7,279,431

The accompanying notes are an integral part of these financial statements.

36

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of December 31, 2012 (Unaudited)

	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
Assets:
Investments in securities, at value	$21,875,598	$3,525,284
Cash	69,340	75,000
Foreign currencies, at value (cost of $25,473)	—	25,650
Receivable due from Investment Adviser	10,097	19,827
Receivable for foreign exchange contracts	—	752
Dividends and interest receivable	16,421	6,592
Prepaid expenses and other assets	1,690	2,034
Total assets	21,973,146	3,655,139
Liabilities:
Payable for securities purchased	—	174,456
Payable for foreign exchange contacts	—	136
Distribution fees payable	171	520
Accrued Trustees’ fees	52	52
Other accrued expenses and other liabilities	56,366	51,779
Total liabilities	56,589	226,943
Net assets	$21,916,557	$3,428,196
Net assets consist of:
Paid in capital	$21,833,082	$3,267,138
Undistributed net investment income (loss)	3,060	19
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(3)	(547)
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	80,418	161,586
Net assets	$21,916,557	$3,428,196
Retail Class:
Net assets applicable to outstanding Retail Class shares	$100,149	$622,240
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	10,030	57,591
Net asset value, offering price and redemption price per share	$9.99	$10.80
Class C:
Net assets applicable to outstanding Class C shares	$174,710	$649,872
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	17,506	60,203
Net asset value, offering price and redemption price per share	$9.98	$10.79
Class I:
Net assets applicable to outstanding Class I shares	$21,641,698	$2,156,084
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	2,166,270	199,539
Net asset value, offering price and redemption price per share	$9.99	$10.81
Investments, at identified cost	$21,795,180	$3,364,399

The accompanying notes are an integral part of these financial statements.

37

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2012 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Investment income:
Dividends*	$1,701,078	$36,019,232	$68,265
Expenses:
Investment advisory fees (Note 6)	674,908	10,857,764	48,639
Distribution fees (Note 7)
Distribution fees – Retail Class	53,852	522,850	3,234
Distribution fees – Class C	11,009	255,223	928
Distribution fees – Class R1	154	834	—
Distribution fees – Class R2	77	336	—
Shareholder services fee
Shareholder services fee – Class R1	77	417	—
Shareholder services fee – Class R2	77	336	—
Registration and filing fees	43,458	187,737	24,132
Custody fees	20,568	80,012	18,997
Transfer agent fees	32,179	149,206	24,120
Administration fees	40,494	558,015	16,035
Professional fees	31,930	32,513	32,340
Fund accounting fees	26,996	340,854	15,203
Trustees’ fees	24,293	24,293	24,293
Shareholder reports	5,432	85,698	613
Insurance expenses	410	8,661	46
Other expenses	1,372	1,995	950
Total expenses	967,286	13,106,744	209,530
Expense reimbursement from Investment Adviser	(227,132)	(4,183,442)	(156,729)
Net expenses	740,154	8,923,302	52,801
Net investment income	960,924	27,095,930	15,464
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(101,634)	7,978,213	(572,244)
Foreign currency related transactions	(9,202)	—	199
Net change in unrealized appreciation (depreciation) on:
Investments	14,645,218	15,498,625	982,701
Foreign currency related transactions	15,053	—	(277)
Net realized and unrealized gain (loss)
on investments	14,549,435	23,476,838	410,379
Increase (decrease) in net assets resulting
from operations	$15,510,359	$50,572,768	$425,843

* Net of foreign withholding taxes of $104,771, $197,874 and $611 respectively.

The accompanying notes are an integral part of these financial statements.

38

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS – Continued
For period September 1, 2012 through December 31, 2012 (Unaudited)

	Cullen Value Fund**	Cullen Emerging Markets High Dividend Fund**
Investment income:
Dividends*	$119,573	$19,906
Expenses:
Investment advisory fees (Note 6)	51,845	6,736
Distribution fees (Note 7)
Distribution fees – Retail Class	83	118
Distribution fees – Class C	546	845
Registration and filing fees	463	450
Custody fees	13,799	12,000
Transfer agent fees	16,197	16,041
Administration fees	11,089	9,498
Professional fees	22,283	22,264
Fund accounting fees	10,493	9,373
Trustees’ fees	9,102	9,102
Shareholder reports	489	489
Insurance expenses	40	40
Other expenses	980	262
Total expenses	137,409	87,218
Expense reimbursement from Investment Adviser	(97,900)	(79,531)
Net expenses	39,509	7,687
Net investment income	80,064	12,219
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	1,025
Foreign currency related transactions	(3)	(709)
Net change in unrealized appreciation (depreciation) on:
Investments	80,418	160,885
Foreign currency related transactions	—	701
Net realized and unrealized gain (loss) on investments	80,415	161,902

Increase (decrease) in net assets resulting from operations	$160,479	$174,121

*	Net of foreign withholding taxes of $396 and $1,148 respectively.
**	Commencement of operations was September 1, 2012.

The accompanying notes are an integral part of these financial statements.

39

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
Operations:
Net investment income	$960,924	$2,720,593	$27,095,930	$38,082,424	$15,464	$32,247
Net realized gain (loss) on
investments and foreign
currency related transactions	(110,836)	(3,937,125)	7,978,213	(3,801,280)	(572,045)	153,962
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency transactions	14,660,271	(7,248,037)	15,498,625	152,919,312	982,424	(686,211)
Net increase (decrease) in
net assets resulting
from operations	15,510,359	(8,464,569)	50,572,768	187,200,456	425,843	(500,002)
Capital share transactions:
(See Note 3)
Proceeds from shares sold
Retail Class shares	15,580,394	18,185,441	100,688,309	204,293,467	1,455,881	1,496,540
Class C shares	241,241	530,154	26,200,186	14,573,754	21,315	8,800
Class I shares	95,209,897	35,436,324	372,994,436	1,078,607,433	2,113,400	1,214,354
Class R1 shares	36,103	—	1,050,571	156,540	—	—
Class R2 shares	6,032	2,785	298,720	69,318	—	—
Proceeds from shares issued
to holders in reinvestment
of dividends
Retail Class shares	219,242	1,066,988	4,285,927	6,908,460	55,991	49,540
Class C shares	3,110	36,988	350,136	428,957	3,774	4,628
Class I shares	285,686	1,114,344	12,210,927	16,850,143	113,120	125,045
Class R1 shares	144	1,115	4,246	2,654	—	—
Class R2 shares	230	1,430	3,432	2,349	—	—
Cost of shares redeemed
Retail Class shares	(7,700,909)	(25,023,372)	(68,438,276)	(125,223,789)	(1,015,693)	(745,840)
Class C shares	(294,653)	(448,905)	(3,033,929)	(4,803,427)	(1,019)	(53,177)
Class I shares	(11,937,918)	(11,050,523)	(294,825,117)	(283,538,665)	(2,684,048)	(735,820)
Class R1 shares	(18)	—	(2,719)	(70,444)	—	—
Class R2 shares	(1,795)	—	(20,842)	(8,606)	—	—
Net increase (decrease) in
net assets from capital
share transactions	91,646,786	19,852,769	151,766,007	908,248,144	62,721	1,364,070
Distributions to shareholders
From:
Net investment income
Retail Class shares	(256,934)	(1,207,235)	(4,755,594)	(7,643,118)	(5,349)	(8,596)
Class C shares	(4,090)	(49,842)	(411,625)	(541,135)	(22)	(399)
Class I shares	(746,179)	(1,534,220)	(21,402,394)	(30,133,973)	(13,629)	(23,355)
Class R1 shares	(144)	(1,115)	(4,245)	(2,654)	—	—
Class R2 shares	(230)	(1,430)	(3,432)	(2,349)	—	—
Net realized gain on investments
Retail Class shares	—	—	—	—	(51,612)	(43,202)
Class C shares	—	—	—	—	(3,753)	(4,229)
Class I shares	—	—	—	—	(99,491)	(101,690)
Total distributions	(1,007,577)	(2,793,842)	(26,577,290)	(38,323,229)	(173,856)	(181,471)
Total increase (decrease) in
net assets	106,149,568	8,594,358	175,761,485	1,057,125,371	314,708	682,597
Net assets:
Beginning of period	94,106,827	85,512,469	2,026,115,893	968,990,522	7,787,411	7,104,814
End of period	$200,256,395	$94,106,827	$2,201,877,378	$2,026,115,893	$8,102,119	$7,787,411
Undistributed (distributions in
excess of) net investment
income included in net asset
at the end of the period	$(24,235)	$22,418	$829,578	$310,938	$(1,207)	$2,329

The accompanying notes are an integral part of these financial statements.

40

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
	September 1, 2012* through December 31, 2012 (Unaudited)	September 1, 2012* through December 31, 2012 (Unaudited)
Operations:
Net investment income	$80,064	$12,219
Net realized gain (loss) on investments and foreign
currency related transactions	(3)	316
Net change in unrealized appreciation (depreciation)
on investments and foreign currency transactions	80,418	161,586
Net increase (decrease) in net assets resulting
from operations	160,479	174,121
Capital Share Transactions: (See Note 3)
Proceeds from shares sold
Retail Class shares	100,000	611,016
Class C shares	176,800	629,506
Class I shares	22,423,529	2,018,125
Proceeds from shares issued to holders in reinvestment
of dividends
Retail Class shares	292	2,109
Class C shares	103	1,146
Class I shares	76,443	7,306
Cost of shares redeemed
Retail Class shares	—	(122)
Class C shares	—	(1,948)
Class I shares	(944,085)	—
Net increase (decrease) in net assets from capital
share transactions	21,833,082	3,267,138
Distributions to Shareholders From:
Net investment income
Retail Class shares	(292)	(1,969)
Class C shares	(180)	(1,135)
Class I shares	(76,532)	(9,096)
Net realized gain on investments
Retail Class shares	—	(141)
Class C shares	—	(167)
Class I shares	—	(555)
Total distributions	(77,004)	(13,063)
Total increase (decrease) in net assets	21,916,557	3,428,196
Net Assets:
Beginning of period	—	—
End of period	$21,916,557	$3,428,196
Undistributed net investment income included in net
asset at the end of the period	$3,060	$19

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

41

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012(8)		2012	2011	2010	2009	2008
Net Asset Value – Beginning of Period	$9.01		$10.44	$8.21	$7.74	$12.64	$13.89
Income from Investment Operations:
Net investment income	0.06	(6)	0.27 (6)	0.25 (6)	0.21 (6)	0.29	0.37
Net realized and unrealized gain (loss)
on investments	1.07		(1.41)	2.24	0.48	(4.91)	(0.56)
Total from investment operations	1.13		(1.14)	2.49	0.69	(4.62)	(0.19)

Less Distributions:
Dividends from net investment income	(0.06)		(0.29)	(0.26)	(0.22)	(0.28)	(0.35)
Distributions from net realized gains	—		—	—	—	—	(0.71)
Total distributions	(0.06)		(0.29)	(0.26)	(0.22)	(0.28)	(1.06)
Net Asset Value – End of Period	$10.08		$9.01	$10.44	$8.21	$7.74	$12.64
Total Return(1)	12.51%		(10.83%)	30.49%	8.71%	(36.68%)	(1.92%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$48,760		$36,004	$47,698	$46,403	$56,225	$40,707
Ratio of expenses to average net assets:
Before expense reimbursement	1.59	%(2)	1.72%	1.71%	1.80%	1.99%	2.16%
After expense reimbursement	1.25	%(2)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.92	%(2)	2.49%	2.08%	1.77%	2.97%	1.92%
After expense reimbursement	1.26	%(2)	2.96%	2.54%	2.32%	3.71%	2.83%
Portfolio turnover rate(3)	7%		36%	65%	91%	124%	169%

Class C
Net Asset Value – Beginning of Period	$8.99		$10.39	$8.18	$7.72	$12.60	$13.86
Income from Investment Operations:
Net investment income	0.02	(6)	0.21 (6)	0.17 (6)	0.14 (6)	0.25	0.25
Net realized and unrealized gain (loss)
on investments	1.06		(1.40)	2.23	0.48	(4.91)	(0.54)
Total from investment operations	1.08		(1.19)	2.40	0.62	(4.66)	(0.29)

Less Distributions:
Dividends from net investment income	(0.02)		(0.21)	(0.19)	(0.16)	(0.22)	(0.26)
Distributions from net realized gains	—		—	—	—	—	(0.71)
Total distributions	(0.02)		(0.21)	(0.19)	(0.16)	(0.22)	(0.97)
Net Asset Value – End of Period	$10.05		$8.99	$10.39	$8.18	$7.72	$12.60
Total Return(1)	12.00%		(11.35%)	29.50%	7.95%	(37.06%)	(2.71%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,289		$2,093	$2,294	$1,992	$2,042	$2,619
Ratio of expenses to average net assets:
Before expense reimbursement	2.34	%(2)	2.47%	2.47%	2.56%	2.74%	2.91%
After expense reimbursement	2.00	%(2)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.16	%(2)	1.88%	1.28%	1.04%	2.22%	1.17%
After expense reimbursement	0.50	%(2)	2.36%	1.74%	1.59%	2.96%	2.08%
Portfolio turnover rate(3)	7%		36%	65%	91%	124%	169%

The accompanying notes are an integral part of these financial statements.

42

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2012(8)		2012	2011	2010		2009	2008
Net Asset Value – Beginning of Period	$9.07		$10.48	$8.24	$7.76		$12.68	$13.93
Income from Investment Operations:
Net investment income	0.07	(6)	0.33 (6)	0.30 (6)	0.24	(6)	0.36	0.40
Net realized and unrealized gain (loss)
on investments	1.07		(1.44)	2.23	0.48		(4.98)	(0.56)
Total from investment operations	1.14		(1.11)	2.53	0.72		(4.62)	(0.16)

Less Distributions:
Dividends from net investment income	(0.07)		(0.30)	(0.29)	(0.24)		(0.30)	(0.38)
Distributions from net realized gains	—		—	—	—		—	(0.71)
Total distributions	(0.07)		(0.30)	(0.29)	(0.24)		(0.30)	(1.09)
Net Asset Value – End of Period	$10.14		$9.07	$10.48	$8.24		$7.76	$12.68
Total Return(1)	12.56%		(10.48%)	30.82%	9.03%		(36.53%)	(1.69%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$149,051		$55,909	$35,409	$16,886		$10,577	$21,934
Ratio of expenses to average net assets:
Before expense reimbursement	1.34	%(2)	1.47%	1.48%	1.57%		1.74%	1.91%
After expense reimbursement	1.00	%(2)	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.19	%(2)	3.08%	2.56%	2.14%		3.23%	2.17%
After expense reimbursement	1.53	%(2)	3.54%	3.03%	2.71%		3.97%	3.08%
Portfolio turnover rate(3)	7%		36%	65%	91%		124%	169%

Class R1	2012	(8)	2012	2011	2010	(4)
Net Asset Value – Beginning of Period	$10.23		$11.81	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.04		0.27	0.23	0.08
Net realized and unrealized gain (loss)
on investments	1.21		(1.60)	2.63	(0.85)
Total from investment operations	1.25		(1.33)	2.86	(0.77)

Less Distributions:
Dividends from net investment income	(0.03)		(0.25)	(0.21)	(0.07)
Distributions from net realized gains	—		—	—	—
Total distributions	(0.03)		(0.25)	(0.21)	(0.07)
Net Asset Value – End of Period	$11.45		$10.23	$11.81	$9.16
Total Return(1)	12.20%		(11.18%)	31.30%	(7.74%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$89		$46	$52	$29
Ratio of expenses to average net assets:
Before expense reimbursement	2.09	%(2)	2.22%	2.22%	4.00	%(2)
After expense reimbursement	1.75	%(2)	1.75%	1.75%	1.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.36	%(2)	2.13%	1.56%	0.26	%(2)
After expense reimbursement	0.70	%(2)	2.59%	2.02%	2.50	%(2)
Portfolio turnover rate(3)	7%		36%	65%	91%

The accompanying notes are an integral part of these financial statements.

43

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2012(8)		2012	2011	2010(5)
Net Asset Value – Beginning of Period	$10.17		$11.73	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.06		0.30	0.27	0.11
Net realized and unrealized gain (loss)
on investments	1.19		(1.59)	2.53	(0.94)
Total from investment operations	1.25		(1.29)	2.80	(0.83)

Less Distributions:
Dividends from net investment income	(0.04)		(0.27)	(0.23)	(0.01)
Distributions from net realized gains	—		—	—	—
Total distributions	(0.04)		(0.27)	(0.23)	(0.01)
Net Asset Value – End of Period	$11.38		$10.17	$11.73	$9.16
Total Return(1)	12.32%		(10.91%)	30.70%	(8.28%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$67		$55	$59	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.84	%(2)	1.97%	1.97%	2.12	%(2)
After expense reimbursement	1.50	%(2)	1.50%	1.50%	1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	0.67	%(2)	2.39%	1.88%	2.89	%(2)
After expense reimbursement	1.01	%(2)	2.86%	2.35%	3.51	%(2)
Portfolio turnover rate(3)	7%		36%	65%	91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Commencement of operations was March 3, 2010.
(5)	Commencement of operations was March 4, 2010.
(6)	Average share method used. SEC method used in 2009 and years prior.
(7)	Represents amount less than $1,000.
(8)	Six months ended December 31, 2012 (unaudited).

The accompanying notes are an integral part of these financial statements.

44

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012(10)		2012	2011		2010	2009	2008
Net Asset Value – Beginning of Period	$13.72		$12.73	$10.44		$9.59	$12.96	$15.95
Income from Investment Operations:
Net investment income	0.16	(8)	0.32 (8)	0.29	(8)	0.29 (8)	0.38	0.47
Affiliation violation(4)	—		—	—		—	—	0.02
Net realized and unrealized gain (loss)
on investments	0.17		0.98	2.28		0.83	(3.37)	(2.39)
Total from investment operations	0.33		1.30	2.57		1.12	(2.99)	(1.90)

Less Distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.28)		(0.27)	(0.37)	(0.47)
Distributions from net realized gains	—		—	—		—	—	(0.62)
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(0.16)		(0.31)	(0.28)		(0.27)	(0.38)	(1.09)
Net Asset Value – End of Period	$13.89		$13.72	$12.73		$10.44	$9.59	$12.96
Total Return(1)	2.39%		10.42%	24.85%		11.64%	(23.20%)	(12.68	%)(4)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$424,989		$384,087	$271,269		$152,325	$116,267	$60,062
Ratio of expenses to average net assets:
Before expense reimbursement	1.39	%(2)	1.41%	1.43%		1.45%	1.50%	1.47%
After expense reimbursement	1.00	%(2)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.93	%(2)	2.08%	2.01%		2.22%	3.16%	2.49%
After expense reimbursement	2.32	%(2)	2.48%	2.44%		2.67%	3.66%	2.96%
Portfolio turnover rate(3)	3%		2%	0	%(9)	11%	12%	31%

Class C
Net Asset Value – Beginning of Period	$13.68		$12.72	$10.43		$9.57	$12.94	$15.93
Income from Investment Operations:
Net investment income	0.11	(8)	0.22 (8)	0.20	(8)	0.21 (8)	0.28	0.36
Affiliation violation(4)	—		—	—		—	—	0.02
Net realized and unrealized gain (loss)
on investments	0.17		0.98	2.28		0.83	(3.34)	(2.39)
Total from investment operations	0.28		1.20	2.48		1.04	(3.06)	(2.01)

Less Distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.19)		(0.18)	(0.30)	(0.36)
Distributions from net realized gains	—		—	—		—	—	(0.62)
Return of capital	—		—	—		—	(0.01)	—
Total distributions	(0.11)		(0.24)	(0.19)		(0.18)	(0.31)	(0.98)
Net Asset Value – End of Period	$13.85		$13.68	$12.72		$10.43	$9.57	$12.94
Total Return(1)	2.02%		9.55%	23.94%		10.78%	(23.74%)	(13.34	%)(4)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$62,055		$38,099	$25,514		$17,687	$15,375	$9,847
Ratio of expenses to average net assets:
Before expense reimbursement	2.14	%(2)	2.16%	2.17%		2.20%	2.25%	2.22%
After expense reimbursement	1.75	%(2)	1.75%	1.75%		1.75%	1.75%	1.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.19	%(2)	1.31%	1.26%		1.46%	2.41%	1.74%
After expense reimbursement	1.58	%(2)	1.72%	1.69%		1.90%	2.91%	2.21%
Portfolio turnover rate(3)	3%		2%	0	%(9)	11%	12%	31%

The accompanying notes are an integral part of these financial statements.

45

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2012(10)		2012	2011		2010		2009	2008
Net Asset Value – Beginning of Period	$13.72		$12.73	$10.44		$9.60		$12.97	$15.96
Income from Investment Operations:
Net investment income	0.18	(8)	0.35 (8)	0.32	(8)	0.32	(8)	0.41	0.51
Affiliation violation(4)	—		—	—		—		—	0.02
Net realized and unrealized gain (loss)
on investments	0.17		0.98	2.28		0.82		(3.38)	(2.39)
Total from investment operations	0.35		1.33	2.60		1.14		(2.97)	(1.86)

Less Distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.31)		(0.30)		(0.38)	(0.51)
Distributions from net realized gains	—		—	—		—		—	(0.62)
Return of capital	—		—	—		—		(0.02)	—
Total distributions	(0.18)		(0.34)	(0.31)		(0.30)		(0.40)	(1.13)
Net Asset Value – End of Period	$13.89		$13.72	$12.73		$10.44		$9.60	$12.97
Total Return(1)	2.52%		10.65%	25.16%		11.85%		(23.00%)	(12.46	%)(4)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,713,172		$1,603,604	$672,065		$278,067		$239,927	$306,319
Ratio of expenses to average net assets:
Before expense reimbursement	1.14	%(2)	1.16%	1.18%		1.20%		1.25%	1.22%
After expense reimbursement	0.75	%(2)	0.75%	0.75%		0.75%		0.75%	0.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.18	%(2)	2.30%	2.26%		2.47%		3.41%	2.74%
After expense reimbursement	2.57	%(2)	2.71%	2.69%		2.92%		3.91%	3.21%
Portfolio turnover rate(3)	3%		2%	0	%(9)	11%		12%	31%

Class R1	2012(10)		2012	2011		2010(5)
Net Asset Value – Beginning of Period	$12.43		$11.53	$9.48		$10.00
Income from Investment Operations:
Net investment income(8)	0.11		0.23	0.22		0.09
Net realized and unrealized gain (loss)
on investments	0.15		0.89	2.02		(0.55)
Total from investment operations	0.26		1.12	2.24		(0.46)

Less Distributions:
Dividends from net investment income	(0.13)		(0.22)	(0.19)		(0.06)
Distributions from net realized gains	—		—	—		—
Return of capital	—		—	—		—
Total distributions	(0.13)		(0.22)	(0.19)		(0.06)
Net Asset Value – End of Period	$12.56		$12.43	$11.53		$9.48
Total Return(1)	2.07%		9.88%	23.82%		(4.67%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,222		$171	$58		$22
Ratio of expenses to average net assets:
Before expense reimbursement	1.89	%(2)	1.91%	1.93%		3.16	%(2)
After expense reimbursement	1.50	%(2)	1.50%	1.50%		1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.38	%(2)	1.50%	1.55%		1.09	%(2)
After expense reimbursement	1.76	%(2)	1.92%	1.98%		2.74	%(2)
Portfolio turnover rate(3)	3%		2%	0	%(9)	11%

The accompanying notes are an integral part of these financial statements.

46

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2012(10)		2012	2011		2010(6)
Net Asset Value – Beginning of Period	$12.55		$11.68	$9.53		$10.00
Income from Investment Operations:
Net investment income(8)	0.14		0.25	0.25		0.08
Net realized and unrealized gain (loss)
on investments	0.14		0.90	2.11		(0.52)
Total from investment operations	0.28		1.15	2.36		(0.44)

Less Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.21)		(0.03)
Distributions from net realized gains	—		—	—		—
Return of capital	—		—	—		—
Total distributions	(0.14)		(0.28)	(0.21)		(0.03)
Net Asset Value – End of Period	$12.69		$12.55	$11.68		$9.53
Total Return(1)	2.25%		10.05%	24.88%		(4.45%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$439		$155	$84		$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.64	%(2)	1.66%	1.68%		1.70	%(2)
After expense reimbursement	1.25	%(2	1.25%	1.25%		1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.82	%(2)	1.74%	1.82%		2.13	%(2)
After expense reimbursement	2.21	%(2)	2.15%	2.26%		2.58	%(2)
Portfolio turnover rate(3)	3%		2%	0	%(9)	11%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively.
(5)	Commencement of operations was March 3, 2010.
(6)	Commencement of operations was March 4, 2010.
(7)	Represents less than $1,000.
(8)	Average shares method used. SEC method used in 2009 and years prior.
(9)	Represents less than 0.5%.
(10)	Six months ended December 31, 2012 (unaudited).

The accompanying notes are an integral part of these financial statements.

47

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2012(6)		2012	2011		2010*
Net Asset Value – Beginning of Period	$12.55		$13.85	$10.63		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.01		0.04	0.05		0.02
Net realized and unrealized gain (loss) on investments	0.56		(1.01)	3.30		0.62
Total from investment operations	0.57		(0.97)	3.35		0.64

Less Distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.06)		(0.01)
Distributions from net realized gains	(0.25)		(0.28)	(0.07)		—
Total distributions	(0.27)		(0.33)	(0.13)		(0.01)
Net Asset Value – End of Period	$12.85		$12.55	$13.85		$10.63
Total Return(1)	4.62%		(6.92%)	31.54%		6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,731		$2,195	$1,546		$595
Ratio of expenses to average net assets:
Before expense reimbursement	4.47	%(2)	5.84%	8.98%		21.74	%(2)
After expense reimbursement	1.25	%(2)	1.25%	1.25%		1.25	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.07	%)(2)	(4.24%)	(7.36%)		(20.21	%)(2)
After expense reimbursement	0.15	%(2)	0.35%	0.37%		0.28	%(2)
Portfolio turnover rate(3)	36%		25%	16%		4%

Class C
Net Asset Value – Beginning of Period	$12.39		$13.73	$10.57		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	(0.04)		(0.06)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	0.56		(0.97)	3.25		0.61
Total from investment operations	0.52		(1.03)	3.23		0.57

Less Distributions:
Dividends from net investment income	(0.00	)(4)	(0.03)	(0.00	)(4)	(0.00	)(4)
Distributions from net realized gains	(0.25)		(0.28)	(0.07)		—
Total distributions	(0.25)		(0.31)	(0.07)		(0.00)
Net Asset Value – End of Period	$12.66		$12.39	$13.73		$10.57
Total Return(1)	4.23%		(7.46%)	30.56%		5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$195		$167	$228		$48
Ratio of expenses to average net assets:
Before expense reimbursement	5.22	%(2)	6.59%	8.82%		23.32	%(2)
After expense reimbursement	2.00	%(2)	2.00%	2.00%		2.00	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.85	%)(2)	(5.11%)	(6.95%)		(21.76	%)(2)
After expense reimbursement	(0.62	%)(2)	(0.51%)	(0.13%)		(0.44	%)(2)
Portfolio turnover rate(3)	36%		25%	16%		4%

The accompanying notes are an integral part of these financial statements.

48

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2012(6)		2012	2011	2010*
Net Asset Value – Beginning of Period	$12.63		$13.88	$10.64	$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.03		0.07	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.55		(0.98)	3.29	0.62
Total from investment operations	0.58		(0.91)	3.39	0.65

Less Distributions:
Dividends from net investment income	(0.03)		(0.06)	(0.08)	(0.01)
Distributions from net realized gains	(0.25)		(0.28)	(0.07)	—
Total distributions	(0.28)		(0.34)	(0.15)	(0.01)
Net Asset Value – End of Period	$12.93		$12.63	$13.88	$10.64
Total Return(1)	4.65%		(6.48%)	31.86%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,177		$5,425	$5,331	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	4.22	%(2)	5.59%	8.26%	21.12	%(2)
After expense reimbursement	1.00	%(2)	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.82	%)(2)	(4.05%)	(6.47%)	(19.71	%)(2)
After expense reimbursement	0.40	%(2)	0.54%	0.79%	0.42	%(2)
Portfolio turnover rate(3)	36%		25%	16%	4%

*	Commencement of operations was October 1, 2009.
(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Amount represents less than 0.01 per share.
(5)	Average shares method used.
(6)	Six months ended December 31, 2012 (unaudited).

The accompanying notes are an integral part of these financial statements.

49

CULLEN VALUE FUND

FINANCIAL HIGHLIGHTS

Retail Class	2012	*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.03
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.02
Less Distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	—
Total distributions	(0.03)
Net Asset Value – End of Period	$9.99
Total Return(1)	0.20%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$100
Ratio of expenses to average net assets:
Before expense reimbursement	3.39	%(2)
After expense reimbursement	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(1.44	%)(2)
After expense reimbursement	0.95	%(2)
Portfolio turnover rate(3)	0%

Class C
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.01
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment operations	(0.01)
Less Distributions:
Dividends from net investment income	(0.01)
Distributions from net realized gains	—
Total distributions	(0.01)
Net Asset Value – End of Period	$9.98
Total Return(1)	(0.10%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$175
Ratio of expenses to average net assets:
Before expense reimbursement	3.64	%(2)
After expense reimbursement	1.75	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(1.60	%)(2)
After expense reimbursement	0.29	%(2)
Portfolio turnover rate(3)	0%

The accompanying notes are an integral part of these financial statements.

50

CULLEN VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2012	*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.05
Net realized and unrealized gain (loss) on investments	(0.02)
Total from investment operations	0.03
Less Distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gains	—
Total distributions	(0.04)
Net Asset Value – End of Period	$9.99
Total Return(1)	0.26%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$21,642
Ratio of expenses to average net assets:
Before expense reimbursement	2.64	%(2)
After expense reimbursement	0.75	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.32	%)(2)
After expense reimbursement	1.56	%(2)
Portfolio turnover rate(3)	0%

*	Commencement of operations was September 1, 2012.
(1)	Total return is calculated assuming an intiial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last dat of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Advisor.
(2)	Annualized
(3)	Portfolio turnover is not annualized for period less than one year.
(4)	Average shares method used.

The accompanying notes are an integral part of these financial statements.

51

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Retail Class	2012	*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.09
Net realized and unrealized gain (loss) on investments	0.75
Total from investment operations	0.84
Less Distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gains	(0.00	)(5)
Total distributions	(0.04)
Net Asset Value – End of Period	$10.80
Total Return(1)	8.42%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$622
Ratio of expenses to average net assets:
Before expense reimbursement	12.84	%(2)
After expense reimbursement	1.25	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(8.83	%)(2)
After expense reimbursement	2.76	%(2)
Portfolio turnover rate(3)	6%

Class C
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.04
Net realized and unrealized gain (loss) on investments	0.77
Total from investment operations	0.81
Less Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(0.00	)(5)
Total distributions	(0.02)
Net Asset Value – End of Period	$10.79
Total Return(1)	8.12%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$650
Ratio of expenses to average net assets:
Before expense reimbursement	12.09	%(2)
After expense reimbursement	2.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(9.04	%)(2)
After expense reimbursement	1.05	%(2)
Portfolio turnover rate(3)	6%

The accompanying notes are an integral part of these financial statements.

52

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2012*
Net Asset Value – Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss)(4)	0.06
Net realized and unrealized gain (loss) on investments	0.80
Total from investment operations	0.86
Less Distributions:
Dividends from net investment income	(0.05)
Distributions from net realized gains	(0.00	)(5)
Total distributions	(0.05)
Net Asset Value – End of Period	$10.81
Total Return(1)	8.59%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,156
Ratio of expenses to average net assets:
Before expense reimbursement	13.09	%(2)
After expense reimbursement	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(10.24	%)(2)
After expense reimbursement	1.85	%(2)
Portfolio turnover rate(3)	6%

*	Commencement of operations was September 1, 2012.
(1)	Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last dat of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Advisor.
(2)	Annualized
(3)	Portfolio turnover is not annualized for period less than one year.
(4)	Average shares method used.
(5)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

53

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
December 31, 2012

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund which offers only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.
54

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

2. Significant Accounting Policies – Continued

b)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.
c)	Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the year ended June 30, 2012. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2012, open Federal tax years include the tax years ended June 30, 2009 through 2012 for the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund, and the tax years ended on June 30, 2011 and 2012 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)	Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
e)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.
f)	Dividend and Distribution – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.
g)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, the Trust may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices
55

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

2. Significant Accounting Policies – Continued

or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

h)	Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of Foreign Currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.
i)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.
56

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

3. Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 6/30/2012
Retail Class Shares
Shares sold	1,615,675	2,023,400
Shares reinvested	22,197	121,080
Shares redeemed	(795,424)	(2,718,690)
Net change resulting from Retail Class Shares
Transactions	842,448	(574,210)
Class C Shares
Shares sold	24,920	55,803
Shares reinvested	318	4,249
Shares redeemed	(30,326)	(47,961)
Net change resulting from Class C Shares Transactions	(5,088)	12,091
Class I Shares
Shares sold	9,711,039	3,874,582
Shares reinvested	28,708	125,567
Shares redeemed	(1,208,308)	(1,214,493)
Net change resulting from Class I Shares Transactions	8,531,439	2,785,656
Class R1 Shares
Shares sold	3,295	—
Shares reinvested	13	112
Shares redeemed	(2)	—
Net change resulting from Class R1 Shares
Transactions	3,306	112
Class R2 Shares
Shares sold	551	269
Shares reinvested	21	143
Shares redeemed	(165)	—
Net change resulting from Class R2 Shares
Transactions	407	412
Net change resulting from share transactions	9,372,512	2,224,061

57

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

3. Capital Share Transactions – Continued

	Cullen High Dividend Equity Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 6/30/2012
Retail Class Shares
Shares sold	7,231,466	15,872,575
Shares reinvested	308,577	537,076
Shares redeemed	(4,927,128)	(9,722,394)
Net change resulting from Retail Class Shares
Transactions	2,612,915	6,687,257
Class C Shares
Shares sold	1,890,112	1,128,494
Shares reinvested	25,313	33,482
Shares redeemed	(218,031)	(384,119)
Net change resulting from Class C Shares Transactions	1,697,394	777,857
Class I Shares
Shares sold	26,787,364	84,702,687
Shares reinvested	879,055	1,303,526
Shares redeemed	(21,182,044)	(21,922,872)
Net change resulting from Class I Shares Transactions	6,484,375	64,083,341
Class R1 Shares
Shares sold	83,484	14,373
Shares reinvested	340	229
Shares redeemed	(213)	(5,876)
Net change resulting from Class R1 Shares
Transactions	83,611	8,726
Class R2 Shares
Shares sold	23,625	5,711
Shares reinvested	271	199
Shares redeemed	(1,656)	(735)
Net change resulting from Class R2 Shares
Transactions	22,240	5,175
Net change resulting from share transactions	10,900,535	71,562,356

58

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

3. Capital Share Transactions – Continued

	Cullen Small Cap Value Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 6/30/2012
Retail Class Shares
Shares sold	112,824	118,227
Shares reinvested	4,433	4,063
Shares redeemed	(79,593)	(59,058)
Net change resulting from Retail Class Shares
Transactions	37,664	63,232
Class C Shares
Shares sold	1,682	700
Shares reinvested	303	384
Shares redeemed	(79)	(4,172)
Net change resulting from Class C Shares Transactions	1,906	(3,088)
Class I Shares
Shares sold	164,859	94,951
Shares reinvested	8,893	10,196
Shares redeemed	(202,996)	(59,544)
Net change resulting from Class I Shares Transactions	(29,244)	45,603
Net change resulting from share transactions	10,326	105,747

59

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

3. Capital Share Transactions – Continued

Cullen Value Fund
Four Months Ended 12/31/2012 (Unaudited)
Retail Class Shares
Shares sold	10,000
Shares reinvested	30
Shares redeemed	—
Net change resulting from Retail Class Shares Transactions	10,030
Class C Shares
Shares sold	17,496
Shares reinvested	10
Shares redeemed	—
Net change resulting from Class C Shares Transactions	17,506
Class I Shares
Shares sold	2,252,674
Shares reinvested	7,745
Shares redeemed	(94,149)
Net change resulting from Class I Shares Transactions	2,166,270
Net change resulting from share transactions	2,193,806

60

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

3. Capital Share Transactions – Continued

Cullen Emerging Markets High Dividend Fund
Four Months Ended 12/31/2012 (Unaudited)
Retail Class Shares
Shares sold	57,406
Shares reinvested	196
Shares redeemed	(11)
Net change resulting from Retail Class Shares Transactions	57,591
Class C Shares
Shares sold	60,288
Shares reinvested	107
Shares redeemed	(192)
Net change resulting from Class C Shares Transactions	60,203
Class I Shares
Shares sold	198,861
Shares reinvested	678
Shares redeemed	—
Net change resulting from Class I Shares Transactions	199,539
Net change resulting from share transactions	317,333

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2012 were as follows:

Fund	Purchases	Sales
Cullen International High Dividend Fund	$93,212,474	$8,405,203
Cullen High Dividend Equity Fund	255,536,078	48,769,564
Cullen Small Cap Value Fund	2,984,605	3,186,148
Cullen Value Fund	19,746,822	—
Cullen Emerging Markets High Dividend Fund	3,192,056	120,706

61

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

5. Federal Tax Information

As of June 30, 2012, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Cost of investments(a)	$85,841,731	$1,738,280,884	$8,052,672
Gross unrealized appreciation	11,876,907	293,855,492	880,302
Gross unrealized depreciation	(3,431,111)	(13,806,100)	(892,204)
Net unrealized appreciation
(depreciation)	8,445,796	280,049,392	(11,902)
Undistributed ordinary income	22,618	310,938	12,641
Undistributed long-term capital gain	—	—	—
Total distributable earnings	22,618	310,938	12,641
Other accumulated gains (losses)	(22,402,003)	(79,580,224)	144,173
Total accumulated earnings (losses)	$(13,933,789)	$200,780,106	$144,912

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)	Paid in Capital
Cullen International High Dividend Fund	$(28,922)	$28,922	—
Cullen High Dividend Equity Fund	—	—	—
Cullen Small Cap Value Fund	$(531)	$531	—

At June 30, 2012, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount

62

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

5. Federal Tax Information – Continued

of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In			No Expiration		Total Capital Loss Carryforwards
Fund	2017	2018	2019
Cullen International
High Dividend	$1,150,342	$17,096,391	—	$402,538	*	$18,649,271
Cullen High
Dividend Equity	9,846,470	62,984,730	$2,792,640	—		75,623,840

*	Character is Short Term for tax purposes

Cullen High Dividend Equity Fund utilized $154,629 of capital losses to offset taxable capital gains realized during the year ended June 30, 2012. Cullen International High Dividend Fund and Cullen High Dividend Equity Fund elected to treat post-October capital losses of $3,752,732 and $3,990,209, respectively, as having been incurred in the following fiscal year June 30, 2013.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of dividends paid during the year ended June 30, 2012 and the year ended June 30, 2011 was as follows:

	June 30, 2012	June 30, 2011
Cullen International High Dividend Fund:
Ordinary Income	$2,793,842	$2,146,893
Cullen High Dividend Equity Fund:
Ordinary Income	38,323,229	19,614,232
Cullen Small Cap Value Fund
Ordinary Income	121,441	42,612
Long-Term Capital Gain	60,030	—

63

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

6. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2013, the Investment Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Investment Adviser reimbursed expenses of $394,589 associated with the Cullen International High Dividend Fund, $5,895,858 associated with the Cullen High Dividend Equity Fund, and $324,056 associated with the Cullen Small Cap Value Fund for the year ended June 30, 2012.

As of June 30, 2012, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
June 30, 2013	$396,772	$1,942,721	$236,512
June 30, 2014	376,677	3,246,160	289,814
June 30, 2015	394,589	5,895,858	324,056

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

64

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

8. Shareholder Services Fee

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At December 31, 2012, the Cullen Small Cap Value Fund had three affiliated shareholders who held 17.2%, 3.3% and 4.2%, Cullen Value Fund had two affiliated shareholders who held 16.0% and 2.7% and Cullen Emerging Markets High Dividend Fund had two affiliated shareholders who held 47.5% and 1.6%, respectively, of each Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

65

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2012

11. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

66

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President

Date March 1, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President
Date March 1, 2013

By (Signature and Title)	/s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date March 1, 2013